Property and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment, net, as of June 30, 2021 and December 31, 2020, consist of the following:

	June 30, 2021	December 31, 2020
Charging stations and digital media screens	$59,400,646	$43,717,259
Construction in progress	16,854,168	14,665,803
Capitalized research and development equipment	1,833,627	973,703
Leasehold improvements	750,901	552,005
Computer equipment and internal-use software	1,393,172	974,216
Other fixed assets	327,541	336,234
Capitalized software	14,096	—
Total property and equipment	80,574,151	61,219,220
Less accumulated depreciation and amortization	(19,386,015)	(14,761,530)
Property and equipment, net	$61,188,136	$46,457,690

Construction in progress is primarily comprised of the charging stations that are in the process of being installed. Depreciation and amortization expenses were $2.5 million and $1.6 million for the three months ended June 30, 2021 and 2020, respectively and $4.7 million and $3.0 million for the six months ended June 30, 2021 and 2020, respectively.

Note 5 — Property and equipment, net

Property and equipment, net, as of December 31, 2020 and 2019, consist of the following:

	December 31,
	2020	2019
Charging stations and digital media screens	$43,717,259	$32,172,355
Construction in progress	14,665,803	6,755,264
Capitalized research and development equipment	973,703	815,406
Leasehold improvements	552,005	541,647
Computer equipment and internal-use software	974,216	469,824
Other fixed assets	336,234	395,545
Total property and equipment	61,219,220	41,150,041
Less accumulated depreciation and amortization	(14,761,530)	(8,340,816)
Property and equipment, net	$46,457,690	$32,809,225

Construction in progress is primarily comprised of the charging stations that are in the process of being installed. Depreciation and amortization expenses were $6.5 million and $3.7 million for the years ended December 31, 2020 and 2019, respectively.